Intangible Assets - Summary of Goodwill Recognized (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 57.8	€ 53.7
CGU Immunotherapies
Disclosure of detailed information about intangible assets [line items]
Goodwill	57.3	53.2
External Product Sales of JPT
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 0.5	€ 0.5